Summary of Significant Accounting Policies (Details 3)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2012 Foreign currency risk China, Yuan Renminbi CNY	Dec. 31, 2011 Foreign currency risk China, Yuan Renminbi CNY
Foreign Currency Transactions and Translations
Cash and cash equivalents denominated in RMB	$ 124,472,629	$ 44,954,778	$ 1,111,091	$ 287,720	123,300,918	44,478,829
Value added taxes
Rate of VAT levied on PRC subsidiaries of the company (as a percent)	17.00%